Shareholder Fees {- Strategic Advisers® Income Opportunities Fund}	Apr. 29, 2021 USD ($)
02.28 Strategic Advisers Income Opportunities Fund PRO-09 | Strategic Advisers® Income Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none